Financial Instruments - Summary of Fair Value Hierarchy of Instruments Carried at Fair Value on a Recurring Basis (Parenthetical) (Detail) - CAD ($) $ in Millions	Jan. 31, 2019	Oct. 31, 2018
Gross carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Investment securities measured at amortized cost	$ 20,651	$ 20,743